Shareholders' Equity - Schedule of Black-Scholes Model Calculations (Details) - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
August 9, 2021 warrants [Member]
Schedule of Black-Scholes Model Calculations [Line Items]
Stock price (in Dollars per share)	$ 2.28	$ 1.18
Risk-free interest rate	0.79%	0.97%
Expected dividend yield		1.42%
Expected term in years	5 months 1 day	1 year 5 months 1 day
Expected volatility	218.00%	249.00%
March 5, 2024 warrants [Member]
Schedule of Black-Scholes Model Calculations [Line Items]
Stock price (in Dollars per share)		$ 1.18
Risk-free interest rate		4.13%
Expected dividend yield
Expected term in years		4 years
Expected volatility		240.00%
November 4, 2024 warrants [Member]
Schedule of Black-Scholes Model Calculations [Line Items]
Stock price (in Dollars per share)		$ 1.18
Risk-free interest rate		4.17%
Expected dividend yield
Expected term in years		4 years 8 months 1 day
Expected volatility		93.00%